UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5340

Name of Registrant: New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New Jersey (94.4%)
1 BlackRock MuniHoldings New Jersey Quality
Fund, Inc. VRDP VRDO	0.360%	3/7/12 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality Fund,
Inc. VRDP VRDO	0.300%	3/7/12 LOC	20,000	20,000
1 BlackRock MuniYield New Jersey Quality Fund,
Inc. VRDP VRDO	0.360%	3/7/12 LOC	25,000	25,000
Bridgewater Township NJ BAN	1.500%	4/19/12	9,675	9,687
Burlington County NJ BAN	1.500%	9/7/12	26,088	26,253
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.140%	3/7/12 LOC	11,755	11,755
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.130%	3/7/12 LOC	49,500	49,500
Cape May County NJ BAN	2.000%	8/31/12	4,000	4,032
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.100%	3/7/12 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.120%	3/7/12 LOC	29,895	29,895
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12 LOC	4,700	4,700
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	3/7/12 LOC	26,800	26,800
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.140%	3/7/12 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.100%	3/7/12 LOC	10,540	10,540
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.090%	3/7/12 LOC	2,655	2,655
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.160%	3/7/12	4,185	4,185
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.220%	3/7/12 (4)	6,105	6,105
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.050%	3/1/12	41,800	41,800
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	13,000	13,048
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	6,086	6,108
Lawrence Township NJ BAN	2.000%	7/27/12	5,315	5,348
1 Madison Borough NJ Board of Education GO
TOB VRDO	0.150%	3/7/12 LOC	11,635	11,635
Mahwah Township NJ BAN	2.000%	8/10/12	5,475	5,515

Mahwah Township NJ BAN	1.500%	10/12/12	6,800	6,853
Middlesex County NJ BAN	1.500%	12/21/12	45,000	45,459
Monmouth County NJ GO	2.500%	3/1/13	3,400	3,479
Morris County NJ Improvement Authority BAN	1.500%	8/29/12	4,000	4,024
New Jersey Building Authority Revenue	5.250%	12/15/12 (Prere.)	1,000	1,040
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.100%	3/7/12 LOC	1,150	1,150
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.080%	3/1/12 LOC	29,300	29,300
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.120%	3/1/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.100%	3/7/12 LOC	20,180	20,180
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	3/1/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	3/1/12 LOC	2,000	2,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	3/1/12 LOC	8,800	8,800
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.070%	3/5/12	7,890	7,890
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.120%	3/7/12 LOC	23,800	23,800
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.260%	3/7/12	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.140%	3/1/12 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.090%	3/1/12 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.160%	3/7/12 LOC	5,260	5,260
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.100%	3/7/12 LOC	13,525	13,525
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.110%	3/7/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/12 (ETM)	2,000	2,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	3,000	3,042
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	2,700	2,736
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (ETM)	2,380	2,412
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.160%	3/7/12	10,965	10,965

New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.080%	3/1/12	6,000	6,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.130%	3/1/12	6,250	6,250
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.020%	3/1/12	4,240	4,240
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.100%	3/7/12 LOC	13,640	13,640
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container) VRDO	0.160%	3/7/12 LOC	7,500	7,500
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.100%	3/7/12 LOC	17,680	17,680
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,560	3,649
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,535	3,623
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.110%	3/7/12	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.110%	3/7/12	13,325	13,325
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.160%	3/7/12 LOC	8,885	8,885
New Jersey Educational Facilities Authority
Revenue (Princeton Theological Seminary)	3.000%	7/1/12	1,000	1,009
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.160%	3/7/12	2,165	2,165
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.160%	3/7/12	10,900	10,900
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.100%	3/7/12 LOC	14,930	14,930
New Jersey Environmental Infrastructure Trust
Revenue	3.400%	9/1/12	4,000	4,064
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	2,890	2,959
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	1,555	1,593
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	2,000	2,049
New Jersey GO	5.750%	5/1/12 (ETM)	2,500	2,523
New Jersey GO	5.250%	7/1/12	2,000	2,033
New Jersey GO	5.250%	7/1/12	5,000	5,084
New Jersey GO	5.000%	8/1/12 (Prere.)	9,750	9,946
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) TOB
VRDO	0.170%	3/7/12 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.140%	3/7/12 LOC	15,000	15,000

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12 LOC	24,550	24,550
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian III) VRDO	0.270%	3/7/12 (12)	18,500	18,500
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.090%	3/7/12 (12)	17,200	17,200
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.100%	3/7/12 LOC	1,420	1,420
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	3/7/12 LOC	2,300	2,300
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	3/7/12 LOC	1,800	1,800
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.120%	3/7/12 LOC	5,700	5,700
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.875%	7/1/12 (Prere.)	9,860	10,048
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	3/1/12 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/7/12 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	3/7/12 LOC	18,650	18,650
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/7/12 LOC	22,700	22,700
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.160%	3/7/12	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.140%	3/7/12 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.180%	3/7/12 (4)	11,560	11,560
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.210%	3/7/12 (4)	20,135	20,135
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.210%	3/7/12 (4)	13,570	13,570
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.220%	3/7/12	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.250%	3/7/12	6,110	6,110
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.110%	3/7/12	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.130%	3/7/12	23,200	23,200

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.140%	3/7/12	50,000	50,000
New Jersey TRAN	2.000%	6/21/12	114,000	114,608
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,425	1,446
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,000	1,014
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/12 (ETM)	1,115	1,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (ETM)	3,800	3,875
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.160%	3/7/12 (4)	15,870	15,870
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	3/7/12 LOC	1,200	1,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.110%	3/7/12 LOC	14,500	14,500
New Jersey Turnpike Authority Revenue VRDO	0.100%	3/7/12 LOC	20,850	20,850
New Jersey Turnpike Authority Revenue VRDO	0.110%	3/7/12 LOC	24,700	24,700
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.300%	3/7/12 LOC	30,000	30,000
Passaic County NJ BAN	1.500%	4/11/12	23,156	23,181
Port Authority of New York & New Jersey
Revenue CP	0.160%	3/8/12	9,710	9,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	3/7/12	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	3/7/12	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	3/7/12	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	3/7/12	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	3/7/12	3,000	3,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.210%	3/7/12	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.240%	3/7/12	4,050	4,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.260%	3/7/12	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.290%	3/7/12 (4)	3,580	3,580
Princeton University New Jersey CP	0.100%	5/10/12	12,530	12,530
Rockaway Township NJ BAN	2.000%	9/28/12	11,526	11,635
Rutgers State University New Jersey Revenue
VRDO	0.090%	3/1/12	25,170	25,170
Rutgers State University New Jersey Revenue
VRDO	0.140%	3/1/12	65,010	65,010
Secaucus NJ BAN	1.250%	1/11/13	5,184	5,207
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.100%	3/7/12 LOC	28,225	28,225
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.110%	3/7/12 LOC	16,000	16,000
Sparta Township NJ BAN	2.000%	5/25/12	6,270	6,291

Summit NJ BAN	1.000%	1/18/13	8,252	8,311
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	26,900	27,272
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	12,555	12,737
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	47,435	48,141
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.130%	3/1/12 (Prere.)	10,250	10,250
Union County NJ BAN	1.500%	6/29/12	15,000	15,062
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.020%	3/1/12	21,150	21,150
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	3/1/12	27,625	27,625
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.180%	3/7/12	15,040	15,040
				1,799,978
Puerto Rico (5.7%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.360%	3/7/12 (12)	5,450	5,450
Puerto Rico Electric Power Authority Revenue	5.125%	7/1/12 (Prere.)	1,000	1,026
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	11,050	11,345
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	2,000	2,054
Puerto Rico GO	5.000%	7/1/12 (Prere.)	1,500	1,524
Puerto Rico Highway & Transportation Authority
Revenue	5.000%	7/1/12 (Prere.)	2,845	2,891
Puerto Rico Highway & Transportation Authority
Revenue	5.000%	7/1/12 (Prere.)	1,385	1,407
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.180%	3/7/12 (4)	10,555	10,555
1 Puerto Rico Housing Finance Authority Revenue
TOB VRDO	0.160%	3/7/12	9,260	9,260
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	12,575	12,575
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.160%	3/7/12	7,325	7,325
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.160%	3/7/12	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	3/7/12	7,410	7,410
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	3/7/12	30,356	30,356
				108,053
Total Tax-Exempt Municipal Bonds (Cost $1,908,031)				1,908,031
Total Investments (100.1%) (Cost $1,908,031)				1,908,031
Other Assets and Liabilities-Net (-0.1%)				(2,593)
Net Assets (100%)				1,905,438

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $402,116,000, representing 21.1% of net assets.

New Jersey Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (98.2%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,059
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,694
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,475
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,583
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,335	1,347
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,265	1,277
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,025	1,034
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,140	1,151
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	20,180
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,505
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	4,289
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,076
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.120%	3/7/12 LOC	6,000	6,000
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	7,500	9,108
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	2,510	3,066
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,486
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,629
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	6,825	5,233
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,649
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	31,190	22,903
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	13,545	18,101
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,065

Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,225
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	921
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,065
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,980	2,246
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,350
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,190
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,205
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,309
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,533
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	7,727
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	6,931
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	1,325	1,376
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,200
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,862
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,962
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	280	173
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	304
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	3,119
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	2,143
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,706
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,723
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,557
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,239
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,876
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,115	2,154
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,225	2,266

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,625
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,446
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,119
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton Avenue
Project)	5.000%	7/1/18	1,880	2,274
New Jersey Building Authority Revenue VRDO	0.110%	3/7/12 LOC	15,000	15,000
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,116
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,592
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,869
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,160
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	3/1/12 LOC	4,600	4,600
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	20,322
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/13 (2)	3,000	2,907
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,168
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,792
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,990
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	19,131
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,435
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,084
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	8,602
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,281
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	7,993
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,284
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	11,037
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,607
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,790

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	12,242
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,386
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	6,006
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,884
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	3,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,698
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	6,039
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,655
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,532
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,924
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,855
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,347
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,102
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,961
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,188
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,695
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	444
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,067
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,090
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,467
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,489
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,340
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,686
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,063

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	10,042
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,493
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	3,480	3,696
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,882
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,176
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,970
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,742
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,067
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	3,867
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,780
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	30,242
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,679
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,514
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,333
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,912
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.130%	3/1/12	13,650	13,650
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.020%	3/1/12	2,100	2,100
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,361
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,480
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,085
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,461
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,053

New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,431
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,852
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,025
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,496
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,292
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,775
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,956
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,915
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,384
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,802
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,551
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,405
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,337
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,260
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,105
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,096
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,139
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,455
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	6,122
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	3,065
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,910
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,336
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,674
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,318
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,314
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,451
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,550	1,575
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,728

New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,027
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,175
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,978
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,379
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,127
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,392
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,849
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,410	5,147
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,247
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,549
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,463
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,460
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,330
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,720
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,360
New Jersey GO	5.000%	8/1/16	5,190	6,155
New Jersey GO	5.000%	8/1/17	9,035	10,947
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,961
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,256
New Jersey GO	5.000%	8/15/19	5,140	6,375
New Jersey GO	5.000%	6/1/20	915	1,124
New Jersey GO	5.000%	6/1/21	6,835	8,332
1 New Jersey GO TOB VRDO	0.130%	3/1/12	40,700	40,700
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,696
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,304
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,526
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,744
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,753
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.180%	3/7/12 LOC	20,630	20,630
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/12 (Prere.)	2,220	2,262
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/12 (Prere.)	1,750	1,786
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/17	2,200	2,312
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/25	2,780	2,807

New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,904
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,963
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,340
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,465
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,130
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,897
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,407
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,000	2,281
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,434
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,619
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,905
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,678
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,060
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	4,030
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,517
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,730
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,266
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.125%	7/1/35	3,450	3,524
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,300

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,701
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,695
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,248
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,222
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,500	2,786
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,380	4,605
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.090%	3/7/12 (12)	1,600	1,600
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.310%	3/7/12 (12)	5,390	5,390
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.100%	3/7/12 LOC	2,600	2,600
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,428
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	3/7/12 LOC	700	700
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,218
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,636
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,632
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,023
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,119
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,019
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,145
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,500	2,634
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,048
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,345
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,274

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/1/12 LOC	12,580	12,580
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	3/1/12 LOC	8,035	8,035
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/7/12 LOC	23,090	23,090
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,520
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,628
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,619
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	4,130	4,269
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	1,485	1,501
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	2,555	2,610
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,577
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,909
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,570	2,777
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	275	283
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	315	324
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	310
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	475
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	6,024
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,544
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,327
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	20,554
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,757
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,961
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,068
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,799
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	10,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,162
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,874
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	4,180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,495
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	3,003

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,408
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,485
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,320
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	3,058
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,871
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,076
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,958
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,121
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,761
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,092
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	11,181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,359
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	5,664
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,580	11,666
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	6,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,656
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	9,000
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	5,800	3,197
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	4,409
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	5,989
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,741
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	6,037

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,078
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	5,987
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	10,360	4,493
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,513
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,086
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,152
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,188
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	3,603
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	2,313
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	21,511
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,012
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	3,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,588
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,576
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,826
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,775
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,222
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	302
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,592
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	3,693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,873
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	3,521
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	992
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,421
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,429
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.220%	3/7/12 LOC	6,690	6,690
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	807
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	240
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	13,154

New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,915
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,294
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	17,030	19,054
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,912
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,846
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,851
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,962
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	17,513
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,081
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	12,037
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	23,587
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.170%	3/7/12 LOC	1,820	1,820
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,075
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	2,220	2,637
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	2,028
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,754
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,261
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,610
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,356
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,056
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,919
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,884
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,971
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,445
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	4,317
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	8,638
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,398
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,298
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,778
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,271
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	13,398
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,430
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	14,065	15,651
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,456

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,359
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,579
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,280
Rutgers State University New Jersey Revenue
VRDO	0.090%	3/1/12	4,000	4,000
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,032
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,516
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.100%	3/7/12 LOC	8,100	8,100
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	29,390	29,811
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	16,899
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,270
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	21,690
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	12,665	11,906
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	5,000	4,418
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	4,500	3,391
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	6,455	4,889
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,472
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,096
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,295
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,525
University of Medicine & Dentistry New Jersey
Revenue	6.500%	12/1/12 (ETM)	905	944
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,383
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,138
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,052
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,766
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,047
				2,009,021
Puerto Rico (0.9%)
Puerto Rico GO	5.500%	7/1/18	5,540	6,339
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,606
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,908

Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,956
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	1,036
				17,845
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,579
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,608
				5,187
Total Tax-Exempt Municipal Bonds (Cost $1,883,042)				2,032,053
Total Investments (99.3%) (Cost $1,883,042)				2,032,053
Other Assets and Liabilities-Net (0.7%)				13,698
Net Assets (100%)				2,045,751

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $54,600,000, representing 2.7% of net assets.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $1,885,843,000. Net unrealized appreciation of investment securities for tax purposes was $146,210,000, consisting of unrealized gains of $150,497,000 on securities that had risen in value since their purchase and $4,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.